--------------------------------------------------------------------------------
 S E M I - A N N U A L  R E P O R T

                                                        [LOGO]
                           AMERICAN
                           NATIONAL
                           FUNDS
                           GROUP
                                                    / / AMERICAN NATIONAL GROWTH
                                                    FUND
                                                    / / AMERICAN NATIONAL INCOME
                                                    FUND
                                                    / / TRIFLEX FUND
                                                  SEMI-ANNUAL REPORT
                                                  SIX MONTHS ENDED JUNE 30, 1998
                                                  FORM 9092-S
                                                  RE-1 6/98

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL GROWTH FUND

COMMON STOCK                         SHARES       VALUE

AUTO & TRUCK MANUFACTURERS-- 1.66%
Chrysler Corporation                   13,700  $   772,337
Ford Motor Company                     24,800    1,463,200
General Motors Corporation             14,700      982,144
                                               -----------
                                                 3,217,681
BANKS--10.23%
Banc One Corporation                   38,500    2,148,781
Comerica, Incorporated                 45,000    2,981,250
Dime Bancorp, Incorporated             67,000    2,005,813
First Union Corporation                68,000    3,961,000
Morgan (J.P.) & Company                20,000    2,342,500
NationsBank Corporation                40,000    3,060,000
Norwest Corporation                    90,000    3,363,750
                                               -----------
                                                19,863,094

BEVERAGES--2.22%
Anheuser-Busch Companies,
  Incorporated                         37,000    1,745,938
Coca-Cola Company                      30,000    2,565,000
                                               -----------
                                                 4,310,938
BROADCASTING--1.13%
MediaOne Group, Incorporated*          50,000    2,196,875

CHEMICALS--2.11%
Cabot Corporation                      30,000      969,375
Hercules, Incorporated                 30,600    1,258,425
Praxair, Incorporated                  40,000    1,872,500
                                               -----------
                                                 4,100,300
COMMUNICATIONS EQUIPMENT--1.71%
Lucent Technologies, Incorporated      40,000    3,327,500

COMPUTER RELATED--5.10%
COMPAQ Computer Corporation            64,000    1,816,000
Cisco Systems, Incorporated*           25,000    2,301,562
Hewlett-Packard Company                30,000    1,796,250
Stratus Computer, Incorporated*        55,000    1,392,188
Sun Microsystems, Incorporated*        60,000    2,606,250
                                               -----------
                                                 9,912,250

COMPUTER SOFTWARE--9.34%
BMC Software, Incorporated*            80,000    4,155,000
First Data Corporation                 91,000    3,031,437
MAPICS, Incorporated*                  80,000    1,575,000
Microsoft Corporation*                 56,000    6,069,000
Network Associates, Incorporated*      22,500    1,077,188
Synopsys, Incorporated*                49,000    2,241,750
                                               -----------
                                                18,149,375

CONSTRUCTION--0.54%
Centex Corporation                     27,700    1,045,675


COMMON STOCK                         SHARES       VALUE

COSMETICS & TOILETRIES--2.81%
Procter & Gamble Company               60,000  $ 5,463,750

DIVERSIFIED--1.39%
AlliedSignal, Incorporated             23,000    1,020,625
Coltec Industries, Incorporated*       40,000      795,000
U.S. Industries, Incorporated          36,000      891,000
                                               -----------
                                                 2,706,625

DRUGS--1.38%
Merck & Company, Incorporated          20,000    2,675,000

ELECTRICAL EQUIPMENT--3.85%
General Electric Company               63,000    5,733,000
York International Corporation         40,000    1,742,500
                                               -----------
                                                 7,475,500

ELECTRONICS/INSTRUMENTS--2.71%
Analog Devices, Incorporated*          57,000    1,400,062
Avnet, Incorporated                    40,000    2,187,500
Cypress Semiconductor Corporation*    202,000    1,679,125
                                               -----------
                                                 5,266,687

ENVIRONMENTAL--1.44%
Waste Management, Incorporated         80,000    2,800,000

EXPLORATION & DRILLING--0.83%
Global Marine, Incorporated*           32,000      598,000
Tidewater, Incorporated                17,000      561,000
Union Pacific Resources Group,
  Incorporated                         25,408      446,228
                                               -----------
                                                 1,605,228

FINANCIAL SERVICES--4.10%
Associates First Capital
  Corporation                           6,499      499,610
Countrywide Credit Industries,
  Incorporated                         44,000    2,233,000
Morgan Stanley, Dean Witter,
  Discover and Company                 30,000    2,741,250
Reliance Group Holdings,
  Incorporated                        142,000    2,485,000
                                               -----------
                                                 7,958,860

FOOD PRODUCERS--4.21%
IBP, Incorporated                      58,000    1,051,250
Interstate Bakeries Corporation        66,000    2,190,375
McCormick & Company, Incorporated      58,000    2,071,690
Tyson Foods, Incorporated              30,000      650,625
Universal Foods Corporation           100,000    2,218,750
                                               -----------
                                                 8,182,690

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL GROWTH FUND, CONTINUED

COMMON STOCK                         SHARES       VALUE
FOOD RETAILERS--2.18%
Albertson's, Incorporated              40,000  $ 2,072,500
Safeway, Incorporated*                 53,000    2,156,437
                                               -----------
                                                 4,228,937

FURNITURE & APPLIANCES--0.53%
Whirlpool Corporation                  15,000    1,031,250
INSURANCE COMPANIES--1.91%
American General Corporation           20,000    1,423,750
CIGNA Corporation                      33,000    2,277,000
                                               -----------
                                                 3,700,750

LEISURE TIME--0.73%
Brunswick Corporation                  57,000    1,410,750

MACHINERY & EQUIPMENT--2.06%
Flowserve Corporation                  47,000    1,157,375
General Signal Corporation             38,800    1,396,800
Pall Corporation                       71,000    1,455,500
                                               -----------
                                                 4,009,675
MEDICAL PRODUCTS & SUPPLIES--
  5.62%
Abbott Laboratories                   100,000    4,087,500
Bergen Brunswig Corporation (Class
  A)                                   41,250    1,912,969
Biomet, Incorporated                   82,000    2,711,125
Johnson & Johnson                      30,000    2,212,500
                                               -----------
                                                10,924,094

MEDICAL SERVICES--4.40%
Advanced Health Corporation*           75,000      412,500
Aetna, Incorporated                    23,000    1,750,875
Beckman Coulter, Incorporated          18,000    1,048,500
MedPartners, Incorporated*             50,000      400,000
PacifiCare Health Systems,
  Incorporated (Class B)*              30,000    2,651,250
United Healthcare Corporation          36,000    2,286,000
                                               -----------
                                                 8,549,125

METALS & MINING--0.68%
Cyprus Amax Minerals Company           40,000      530,000
Kinross Gold Corporation*             240,120      780,390
                                               -----------
                                                 1,310,390

NATURAL GAS--1.28%
Enron Corporation                      46,000    2,486,875

OIL DOMESTIC--3.74%
Amoco Corporation                      50,000    2,081,250
Kerr-McGee Corporation                 13,000      752,375
Murphy Oil Corporation                 17,000      861,688
Unocal Corporation                    100,000    3,575,000
                                               -----------
                                                 7,270,313


COMMON STOCK                         SHARES       VALUE

OIL INTERNATIONAL--3.99%
Chevron Corporation                    42,000  $ 3,488,625
Societe Nationale Elf Aquitaine
  ADR                                  60,000    4,260,000
                                               -----------
                                                 7,748,625

PAPER/FOREST PRODUCTS--0.76%
Caraustar Industries, Incorporated     29,000      837,375
Louisiana-Pacific Corporation          35,000      638,750
                                               -----------
                                                 1,476,125

PHOTOGRAPHY/IMAGING--1.26%
Xerox Corporation                      24,000    2,439,000

PRINTING/PUBLISHING--0.92%
Banta Corporation                      58,000    1,790,750

RESTAURANTS--0.38%
Applebee's International,
  Incorporated                         33,000      738,375

RETAIL DISCOUNT--2.19%
Toys R Us, Incorporated*               26,000      612,625
Wal-Mart Stores, Incorporated          60,000    3,645,000
                                               -----------
                                                 4,257,625

RETAIL GENERAL--1.03%
Federated Department Stores,
  Incorporated*                        37,000    1,991,063

RETAIL SPECIALTY--1.11%
Officemax, Incorporated*               60,500      998,250
Tiffany & Company                      24,000    1,152,000
                                               -----------
                                                 2,150,250

SEMICONDUCTORS--1.91%
Intel Corporation                      50,000    3,706,250

TELECOM--CELLULAR--1.24%
U S West, Incorporated New             51,365    2,414,155

TELEPHONE--1.62%
Alltel Corporation                     47,000    2,185,500
MasTec, Incorporated*                  40,000      955,000
                                               -----------
                                                 3,140,500

TRUCKING & SHIPPING--0.52%
USFreightways Corporation              31,000    1,018,158
                                               -----------
                   TOTAL COMMON STOCK--96.82%
                          (Cost $132,075,624)  188,051,063
                                               -----------

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL GROWTH FUND, CONTINUED

                                      FACE
COMMERCIAL PAPER                     AMOUNT       VALUE

CHEMICALS--0.94%
Praxair, Incorporated, 6.07%,
  07/02/98                          $1,821,000 $ 1,820,693

FOOD PRODUCERS--1.26%
ConAgra, Incorporated, 6.02%,
  07/01/98                          2,339,000    2,339,000
ConAgra, Incorporated, 6.02%,
  07/08/98                            108,000      107,874
                                               -----------
                                                 2,446,874

STEEL--0.97%
Carpenter Technology, 6.00%,
  07/09/98                          1,892,000    1,889,475
                                               -----------
                TOTAL COMMERCIAL PAPER--3.17%
                            (Cost $6,157,042)    6,157,042
                                               -----------
                    TOTAL INVESTMENTS--99.99%
                          (Cost $138,232,666)  194,208,105
                  CASH AND OTHER ASSETS, LESS
                           LIABILITIES--0.01%       28,953
                                               -----------
                          NET ASSETS--100.00%  $194,237,058
                                               -----------
                                               -----------
ABBREVIATIONS
ADR -- American Depository Receipt
  * -- Non-income producing securities


See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INCOME FUND

COMMON STOCK                         SHARES       VALUE

AUTO & TRUCK MANUFACTURERS-- 5.84%
Chrysler Corporation                   55,000  $ 3,100,625
Ford Motor Company                    133,881    7,898,979
General Motors Corporation             28,000    1,870,750
                                               -----------
                                                12,870,354

BANKS--8.32%
Banc One Corporation                   77,000    4,297,562
Comerica, Incorporated                 34,500    2,285,625
First Union Corporation                33,400    1,945,550
Morgan (J.P.) & Company                 9,500    1,112,687
NationsBank Corporation                60,000    4,590,000
Norwest Corp                          110,000    4,111,250
                                               -----------
                                                18,342,674

BEVERAGES--0.88%
Anheuser-Busch Companies,
  Incorporated                         41,000    1,934,687
CHEMICALS--1.52%
Hercules, Incorporated                 32,600    1,340,675
Praxair, Incorporated                  43,000    2,012,937
                                               -----------
                                                 3,353,612

COMPUTER RELATED--2.17%
Hewlett-Packard Company                80,000    4,790,000

DIVERSIFIED--0.95%
AlliedSignal, Incorporated             25,000    1,109,375
U.S. Industries, Incorporated          40,000      990,000
                                               -----------
                                                 2,099,375

DRUGS--4.99%
Schering-Plough Corporation           120,000   10,995,000

ELECTRIC POWER--2.00%
Baltimore Gas & Electric Company       26,300      816,944
DTE Energy Company                     65,000    2,624,375
OGE Energy Corporation                 36,000      972,000
                                               -----------
                                                 4,413,319

ELECTRICAL EQUIPMENT--0.85%
York International Corporation         43,000    1,873,188
ELECTRONICS/INSTRUMENTS--1.34%
Raytheon Company (Class B)             50,000    2,956,250

ENVIRONMENTAL--0.79%
Waste Management, Incorporated         50,000    1,750,000


COMMON STOCK                         SHARES       VALUE

EXPLORATION & DRILLING--0.49%
Tidewater, Incorporated                19,000  $   627,000
Union Pacific Resources Group,
  Incorporated                         25,408      446,228
                                               -----------
                                                 1,073,228

FINANCIAL SERVICES--7.19%
Associates First Capital
  Corporation                          35,088    2,697,390
Morgan Stanley, Dean Witter,
  Discover and Company                 90,000    8,223,750
Omega Healthcare Investors,
  Incorporated                         60,000    2,107,500
Omega Worldwide, Incorporated*         19,893      150,441
Reliance Group Holdings,
  Incorporated                        152,000    2,660,000
                                               -----------
                                                15,839,081

FOODS PRODUCERS--3.24%
Interstate Bakeries Corporation        73,000    2,422,688
McCormick & Company, Incorporated      70,000    2,500,316
Universal Foods Corporation            99,600    2,209,875
                                               -----------
                                                 7,132,879

FOODS RETAILERS--1.29%
Albertson's, Incorporated              55,000    2,849,688

FURNITURE/APPLIANCES--1.87%
Whirlpool Corporation                  60,000    4,125,000

INSURANCE--1.15%
CIGNA Corporation                      36,600    2,525,400

LEISURE TIME--0.71%
Brunswick Corporation                  63,200    1,564,200

MACHINERY & EQUIPMENT--2.34%
Flowserve Corporation                  51,000    1,255,875
Foster Wheeler Corporation             30,000      643,125
General Signal Corporation             53,700    1,933,200
Pall Corporation                       65,000    1,332,500
                                               -----------
                                                 5,164,700

MEDICAL PRODUCTS & SUPPLIES--
  3.59%
Abbott Laboratories                   130,000    5,313,750
Bergen Brunswig Corporation (Class
  A)                                   56,250    2,608,594
                                               -----------
                                                 7,922,344

METALS & MINING--0.54%
Cyprus Amax Minerals Company           90,000    1,192,500

NATURAL GAS--1.20%
Enron Corporation                      49,000    2,649,063

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INCOME FUND, CONTINUED

COMMON STOCK                         SHARES       VALUE
OIL DOMESTIC--1.76%
Amoco Corporation                      35,600  $ 1,481,850
Kerr-McGee Corporation                 27,200    1,574,200
Murphy Oil Corporation                 16,100      816,069
                                               -----------
                                                 3,872,119
OIL INTERNATIONAL--5.50%
Chevron Corporation                    23,200    1,927,050
Exxon Corporation                      31,000    2,210,687
Societe Nationale Elf Aquitaine
  ADR                                  72,000    5,112,000
Texaco, Incorporated                   48,000    2,865,000
                                               -----------
                                                12,114,737

PAPER/FOREST PRODUCTS--1.90%
Caraustar Industries, Incorporated     30,000      866,250
Glatfelter (P.H.) Company              94,000    1,486,375
Weyerhaeuser Company                   40,000    1,847,500
                                               -----------
                                                 4,200,125

PHOTOGRAPHY/IMAGING--1.20%
Xerox Corporation                      26,000    2,642,250

PRINTING & PUBLISHING--1.69%
Banta Corporation                      63,000    1,945,125
Deluxe Corporation                     50,000    1,790,625
                                               -----------
                                                 3,735,750

REAL ESTATE/REITS--4.39%
CenterPoint Properties Corporation     63,000    2,082,937
Crescent Real Estate Equities
  Company                              65,000    2,185,625
Health & Retirement Properties
  Trust                               100,000    1,881,250
Hospitality Properties Trust           50,000    1,606,250
Liberty Trust Properties               75,000    1,917,188
                                               -----------
                                                 9,673,250

RESTAURANTS--0.37%
Applebee's International,
  Incorporated                         36,000      805,500

TELECOM--CELLULAR--2.58%
GTE Corporation                        60,000    3,337,500
US West Incorporated New               50,000    2,350,000
                                               -----------
                                                 5,687,500

TELEPHONE UTILITY--1.08%
Alltel Corporation                     51,000    2,371,500

TOBACCO--1.24%
RJR Nabisco Holdings Corporation       41,248      979,640
UST, Incorporated                      65,000    1,755,000
                                               -----------
                                                 2,734,640


COMMON STOCK                         SHARES       VALUE

TRANSPORT, TRUCKING & SHIPPING--
  0.51%
USFreightways Corporation              34,000  $ 1,116,689
                                               -----------
                   TOTAL COMMON STOCK--75.48%
                          (Cost $104,978,350)  166,370,602
                                               -----------
CONVERTIBLE PREFERRED STOCK          SHARES       VALUE

FINANCIAL SERVICES--0.67%
Security Capital Industrial Trust      47,000    1,474,625

INSURANCE COMPANIES--0.65%
St Paul Capital LLC                    20,000    1,440,000

OIL DOMESTIC--1.49%
Unocal Capital Trust                   61,000    3,286,375
                                               -----------
     TOTAL CONVERTIBLE PREFERRED STOCK--2.81%
                            (Cost $5,414,752)    6,201,000
                                               -----------
                                      FACE
COMMERCIAL PAPER                     AMOUNT

CONTAINERS--1.40%
Crown Cork & Seal Company,
  Incorporated, 5.71%, 07/13/98     $3,085,000   3,079,084

ELECTRIC POWER--3.28%
Arizona Public Service, 6.00%,
  07/02/98                          3,500,000    3,499,416
Arizona Public Service, 5.72%,
  07/09/98                          1,850,000    1,847,641
Commonwealth Edison Company,
  5.75%, 07/07/98                   1,876,000    1,874,192
                                               -----------
                                                 7,221,249

FINANCIAL SERVICES--4.81%
Case Credit, 5.90%, 07/02/98        3,203,000    3,202,475
Comdisco, Incorporated, 5.72%,
  07/06/98                          3,971,000    3,967,828
Comdisco, Incorporated, 5.70%,
  07/15/98                          3,439,000    3,431,328
                                               -----------
                                                10,601,631

FOODS PRODUCERS--0.91%
ConAgra, Incorporated, 6.02%,
  07/08/98                          1,997,000    1,994,662

FOODS RETAILERS--2.17%
Super Value, Incorporated, 6.10%,
  07/07/98                          4,786,000    4,781,133

FURNITURE/APPLIANCES--3.46%
Maytag Corporation, 5.75%,
  07/10/98                          4,068,000    4,062,139
Maytag Corporation, 6.00%,
  07/20/98                          3,585,000    3,573,636
                                               -----------
                                                 7,635,775

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INCOME FUND, CONTINUED

                                      FACE
COMMERCIAL PAPER                     AMOUNT       VALUE
STEEL--1.37%
Carpenter Technology, 6.00%,
  07/09/98                          3,030,000    3,025,957

UTILITY, MISCELLANEOUS--4.24%
Illinois Power Company, 5.90%,
  07/17/98                          $2,320,000 $ 2,313,908
Illinois Power Company, 5.95%,
  07/17/98                            740,000      738,041
Mid-Atlantic Fuel Company, 5.73%,
  07/08/98                          2,000,000    1,997,756
Orange & Rockland Utilities,
  Incorporated, 5.79%, 07/01/98     4,300,000    4,300,000
                                               -----------
                                                 9,349,705
                                               -----------
               TOTAL COMMERCIAL PAPER--21.64%
                           (Cost $47,689,196)   47,689,196
                                               -----------
                    TOTAL INVESTMENTS--99.93%
                          (Cost $158,082,298)  220,260,798
                  CASH AND OTHER ASSETS, LESS
                           LIABILITIES--0.07%      154,664
                                               -----------
                          NET ASSETS--100.00%  $220,415,462
                                               -----------
                                               -----------
ABBREVIATIONS
 ADR -- American Depository Receipt
REIT -- Real Estate Investment Trust
  * -- Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
TRIFLEX FUND

COMMON STOCK                          SHARES      VALUE

AUTO & TRUCK MANUFACTURERS-- 2.01%
Chrysler Corporation                     2,600  $  146,575
Ford Motor Company                       3,300     194,700
General Motors Corporation               3,000     200,438
                                                ----------
                                                   541,713

BANKS--6.28%
Banc One Corporation                     3,410     190,321
Comerica, Incorporated                   3,750     248,438
Dime Bancorp, Incorporated               5,400     161,663
First Union Corporation                  3,200     186,400
NationsBank Corporation                  5,000     382,500
Norwest Corporation                     14,000     523,250
                                                ----------
                                                 1,692,572

BEVERAGES--0.53%
Anheuser-Busch Companies,
  Incorporated                           3,000     141,563

BROADCASTING--0.85%
MediaOne Group, Incorporated*            5,200     228,475

CHEMICALS--1.04%
Hercules, Incorporated                   2,800     115,150
Praxair, Incorporated                    3,500     163,844
                                                ----------
                                                   278,994

COMMUNICATIONS EQUIPMENT--1.02%
Lucent Technologies, Incorporated        3,300     274,519

COMPUTER RELATED--1.41%
Cisco Systems, Incorporated*             2,000     184,125
Sun Microsystems, Incorporated*          4,500     195,469
                                                ----------
                                                   379,594

COMPUTER SOFTWARE--3.77%
First Data Corporation                   5,300     176,556
Microsoft Corporation*                   4,600     498,525
Network Associates, Incorporated*        3,000     143,625
Synopsys, Incorporated*                  4,300     196,725
                                                ----------
                                                 1,015,431
CONSTRUCTION--0.31%
Centex Corporation                       2,200      83,050

COSMETICS & TOILETRIES--2.57%
Procter & Gamble Company                 7,600     692,075


COMMON STOCK                          SHARES      VALUE

DIVERSIFIED--1.37%
AlliedSignal, Incorporated               3,100  $  137,563
Coltec Industries, Incorporated*         5,600     111,300
U.S. Industries, Incorporated            4,900     121,275
                                                ----------
                                                   370,138

DRUGS--3.09%
Warner-Lambert Company                  12,000     832,500

ELECTRIC POWER--1.14%
Allegheny Power System,
  Incorporated                           2,100      63,263
DTE Energy Company                       4,000     161,500
OGE Energy Corporation                   3,000      81,000
                                                ----------
                                                   305,763

ELECTRICAL EQUIPMENT--2.39%
General Electric Company                 5,400     491,400
York International Corporation           3,500     152,469
                                                ----------
                                                   643,869

ELECTRONICS/INSTRUMENTS--1.10%
Analog Devices, Incorporated*            2,400      58,950
Avnet, Incorporated                      3,000     164,062
Cypress Semiconductor Corporation*       8,800      73,150
                                                ----------
                                                   296,162

ENVIRONMENTAL--1.17%
Waste Management, Incorporated           9,000     315,000

EXPLORATION & DRILLING--0.49%
Global Marine, Incorporated*             2,800      52,325
Tidewater, Incorporated                  1,500      49,500
Union Pacific Resources Group,
  Incorporated                           1,693      29,733
                                                ----------
                                                   131,558

FINANCIAL SERVICE--2.79%
Associates First Capital
  Corporation                              864      66,420
Countrywide Credit Industries,
  Incorporated                           6,000     304,500
Morgan Stanley, Dean Witter,
  Discover and Company                   1,800     164,475
Reliance Group Holdings,
  Incorporated                          12,400     217,000
                                                ----------
                                                   752,395

FOOD PRODUCERS--2.14%
IBP, Incorporated                        5,500      99,687
Interstate Bakeries Corporation          9,000     298,688
Universal Foods Corporation              8,000     177,500
                                                ----------
                                                   575,875

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
TRIFLEX FUND, CONTINUED

COMMON STOCK                          SHARES      VALUE
FOOD RETAILERS--1.70%
Albertson's, Incorporated                3,100  $  160,619
Safeway, Incorporated*                   7,300     297,019
                                                ----------
                                                   457,638

INSURANCE COMPANIES--1.24%
American General Corporation             1,800     128,137
CIGNA Corporation                        3,000     207,000
                                                ----------
                                                   335,137

LEISURE TIME--0.46%
Brunswick Corporation                    5,000     123,750

MACHINERY & EQUIPMENT--1.16%
Flowserve Corporation                    4,200     103,425
Foster Wheeler Corporation               3,500      75,031
Pall Corporation                         6,500     133,250
                                                ----------
                                                   311,706

MEDICAL PRODUCTS & SUPPLIES-- 4.14%
Abbott Laboratories                      6,000     245,250
Bergen Brunswig Corporation (Class
  A)                                     5,750     266,656
Biomet, Incorporated                     7,100     234,744
Johnson & Johnson                        5,000     368,750
                                                ----------
                                                 1,115,400

MEDICAL SERVICES--2.25%
Aetna, Incorporated                      2,100     159,862
Beckman Coulter, Incorporated            1,700      99,025
MedPartners, Incorporated*               6,800      54,400
PacifiCare Health Systems,
  Incorporated (Class B)*                1,000      88,375
United Healthcare Corporation            3,200     203,200
                                                ----------
                                                   604,862

METALS & MINING--0.27%
Cyprus Amax Minerals Company             5,500      72,875

NATURAL GAS--0.80%
Enron Corporation                        4,000     216,250

OIL DOMESTIC--1.18%
Amoco Corporation                        4,000     166,500
Kerr-McGee Corporation                   1,200      69,450
Murphy Oil Corporation                   1,600      81,100
                                                ----------
                                                   317,050

OIL INTERNATIONAL--2.99%
Chevron Corporation                      4,400     365,475
Societe Nationale Elf Aquitaine ADR      6,200     440,200
                                                ----------
                                                   805,675


COMMON STOCK                          SHARES      VALUE

PAPER/FOREST PRODUCTS--1.07%
Caraustar Industries, Incorporated       2,300  $   66,412
Louisiana-Pacific Corporation            5,100      93,075
Weyerhaeuser Company                     2,800     129,325
                                                ----------
                                                   288,812

PRINTING/PUBLISHING--0.63%
Banta Corporation                        5,500     169,812

RESTAURANTS--0.24%
Applebee's International,
  Incorporated                           2,900      64,887

RETAIL DISCOUNT--0.26%
Toys "R" Us, Incorporated*               3,000      70,687

RETAIL GENERAL--0.60%
Federated Department Stores,
  Incorporated*                          3,000     161,437

RETAIL SPECIALTY--0.67%
Officemax, Incorporated*                 4,900      80,850
Tiffany & Company                        2,100     100,800
                                                ----------
                                                   181,650

SEMICONDUCTORS--1.10%
Intel Corporation                        4,000     296,500

TELECOM--CELLULAR--1.76%
GTE Corporation                          4,000     222,500
U S West, Incorporated New               5,342     251,074
                                                ----------
                                                   473,574

TELEPHONE--0.76%
Alltel Corporation                       4,400     204,600

TRUCKING & SHIPPING--0.33%
USFreightways Corporation                2,700      88,678
                                                ----------
                    TOTAL COMMON STOCK--59.08%
                            (Cost $11,074,632)  15,912,226
                                                ----------
CONVERTIBLE PREFERRED STOCK

OIL DOMESTIC--0.70%
Unocal Capital Trust                     3,500     188,563
                                                ----------
      TOTAL CONVERTIBLE PREFERRED STOCK--0.70%
                               (Cost $185,787)     188,563
                                                ----------

SCHEDULE OF INVESTMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
TRIFLEX FUND, CONTINUED

                                       FACE
BONDS AND NOTES                       AMOUNT      VALUE

FINANCIAL SERVICES--2.24%
Ford Motor Credit Company, 6.375%,
  09/15/99                           $ 600,000  $  602,358
GOVERNMENT AGENCIES--22.35%
Federal Home Loan Mortgage
  Corporation, 7.70%, 05/17/06       1,000,000   1,016,719
Federal Home Loan Mortgage
  Corporation, 7.00%, 09/15/07       1,000,000   1,028,993
Federal Home Loan Mortgage
  Corporation, Pool #284839,
  8.50%, 01/01/17                       49,887      52,140
Federal Home Loan Mortgage
  Corporation, Pool #302886,
  8.00%, 05/01/17                       52,881      54,619
Federal Home Loan Mortgage
  Corporation, Pool #298759,
  8.00%, 08/01/17                      163,800     169,182
Federal National Mortgage
  Association, 7.55%, 04/22/02         685,000     728,399
Federal National Mortgage
  Association, 7.55%, 06/10/04       1,250,000   1,270,596
Federal National Mortgage
  Association, 7.70%, 04/10/07       1,500,000   1,541,642
Federal National Mortgage
  Association, Pool #041669,
  8.00%, 02/01/17                       34,726      36,141
Federal National Mortgage
  Association, Pool #48974,
  8.00%, 06/01/17                      115,188     119,907
                                                ----------
                                                 6,018,338
                                       FACE
BONDS AND NOTES                       AMOUNT      VALUE

U S TREASURY SECURITIES--12.86%
U S Treasury Bond, 6.000%, 02/15/26  $2,350,000 $2,444,736
U S Treasury Note, 5.875%, 02/15/04  1,000,000   1,018,750
                                                ----------
                                                 3,463,486
                                                ----------
                 TOTAL BONDS AND NOTES--37.45%
                             (Cost $9,411,383)  10,084,182
                                                ----------

COMMERCIAL PAPER

CHEMICALS--1.05%
Praxair, Incorporated, 6.07%,
  07/02/98                             284,000     283,952

FOOD PRODUCERS--1.14%
ConAgra, Incorporated, 6.02%,
  07/01/98                             308,000     308,000
                                                ----------
                 TOTAL COMMERCIAL PAPER--2.19%
                               (Cost $591,952)     591,952
                                                ----------
                     TOTAL INVESTMENTS--99.42%
                            (Cost $21,263,754)  26,776,923
CASH AND OTHER ASSETS, LESS LIABILITIES--0.58%     155,870
                                                ----------
                           NET ASSETS--100.00%  $26,932,793
                                                ----------
                                                ----------
ABBREVIATIONS
ADR -- American Depository Receipt
  * -- Non-income producing securities

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------

                                                                           GROWTH          INCOME        TRIFLEX
ASSETS
Investments in securities, at value                                    $  194,208,105  $  220,260,798  $ 26,776,923
Cash                                                                            2,637             305         7,766
Receivable for:
  Securities sold                                                                   -               -         8,938
  Dividends                                                                   147,445         277,012        12,010
  Interest                                                                          -               -       145,754
Other assets                                                                  125,072         102,684        28,133
                                                                       --------------  --------------  ------------
                                                         TOTAL ASSETS     194,483,259     220,640,799    26,979,524
LIABILITIES
Capital stock reacquired                                                      127,339          58,206        23,428
Accrued:
  Investment advisory fee                                                      81,352         126,033        17,477
  Service fee                                                                  37,510          41,098         5,826
                                                                       --------------  --------------  ------------
                                                    TOTAL LIABILITIES         246,201         225,337        46,731
                                                                       --------------  --------------  ------------
                                                           NET ASSETS  $  194,237,058  $  220,415,462  $ 26,932,793
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------
Shares outstanding                                                         33,635,370       7,470,057     1,381,419
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------
Net asset value per share                                              $         5.77  $        29.51  $      19.50
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------
Offering price per share
  (Net asset value per share / 94.25%)                                 $         6.12  $        31.31  $      20.69
                                                                       --------------  --------------  ------------
                                                                       --------------  --------------  ------------

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------

                                                                              GROWTH        INCOME       TRIFLEX
INVESTMENT INCOME
Dividends                                                                  $  1,155,134  $  2,291,505  $   133,938
Interest                                                                        436,171     1,088,321      390,862
                                                                           ------------  ------------  -----------
                                                  TOTAL INVESTMENT INCOME     1,591,305     3,379,826      524,800
EXPENSES
Investment advisory fee                                                         453,842       701,547       98,042
Service fee                                                                     209,213       229,017       32,681
Insurance                                                                        24,321        26,510        3,348
Directors' fees and expenses                                                     11,995        11,995       11,995
Custodian fees                                                                   39,010        42,504       12,691
Audit fees                                                                        6,695         6,695        4,937
Qualification fees                                                               13,292        16,011        9,908
Shareholder reporting expenses                                                   10,800        11,446        1,484
Legal fees                                                                          575           509          509
                                                                           ------------  ------------  -----------
                                                           TOTAL EXPENSES       769,743     1,046,234      175,595
                                                 LESS EXPENSES REIMBURSED             -             -       10,817
                                                                           ------------  ------------  -----------
                                                             NET EXPENSES       769,743     1,046,234      164,778
                                                                           ------------  ------------  -----------
INVESTMENT INCOME                                                               821,562     2,333,592      360,022
                                                                           ------------  ------------  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                            5,843,021     5,263,453      516,131
  Change in unrealized appreciation of investments for the period            12,229,045    13,143,252    1,117,952
                                                                           ------------  ------------  -----------
NET GAIN ON INVESTMENTS                                                      18,072,066    18,406,705    1,634,083
                                                                           ------------  ------------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 18,893,628  $ 20,740,297  $ 1,994,105
                                                                           ------------  ------------  -----------
                                                                           ------------  ------------  -----------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
AMERICAN NATIONAL GROWTH FUND

                                                                        (UNAUDITED)
                                                                         SIX MONTHS      YEAR ENDED
                                                                       ENDED JUNE 30,   DECEMBER 31,
                                                                            1998            1997
                                                                       --------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income, net                                               $      821,562  $    1,741,364
  Net realized gain on investments                                          5,843,021      24,950,387
  Change in unrealized appreciation                                        12,229,045       6,796,148
                                                                       --------------  --------------
  Net increase in net assets resulting from operations                     18,893,628      33,487,899
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income, net                                                     (838,593)     (1,757,095)
  Capital gains                                                                    --     (21,864,218)
                                                                       --------------  --------------
  Total distributions to shareholders                                        (838,593)    (23,621,313)
CAPITAL SHARE TRANSACTIONS, NET                                            (2,162,065)     15,719,205
                                                                       --------------  --------------
TOTAL INCREASE                                                             15,892,970      25,585,791
NET ASSETS
  Beginning of period                                                     178,344,088     152,758,297
                                                                       --------------  --------------
  End of period                                                        $  194,237,058  $  178,344,088
                                                                       --------------  --------------
                                                                       --------------  --------------

AMERICAN NATIONAL INCOME FUND

                                                                        (UNAUDITED)
                                                                         SIX MONTHS      YEAR ENDED
                                                                       ENDED JUNE 30,   DECEMBER 31,
                                                                            1998            1997
                                                                       --------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income, net                                               $    2,333,592  $    4,185,807
  Net realized gain on investments                                          5,263,453      23,033,015
  Change in unrealized appreciation                                        13,143,252      10,366,823
                                                                       --------------  --------------
  Net increase in net assets resulting from operations                     20,740,297      37,585,645
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income, net                                                   (2,281,845)     (4,220,053)
  Capital gains                                                                    --     (19,927,051)
                                                                       --------------  --------------
  Total distributions to shareholders                                      (2,281,845)    (24,147,104)
CAPITAL SHARE TRANSACTIONS, NET                                             3,270,096      19,462,475
                                                                       --------------  --------------
TOTAL INCREASE                                                             21,728,548      32,901,016
NET ASSETS
  Beginning of period                                                     198,686,914     165,785,898
                                                                       --------------  --------------
  End of period                                                        $  220,415,462  $  198,686,914
                                                                       --------------  --------------
                                                                       --------------  --------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
TRIFLEX FUND

                                                                        (UNAUDITED)
                                                                         SIX MONTHS      YEAR ENDED
                                                                       ENDED JUNE 30,   DECEMBER 31,
                                                                            1998            1997
                                                                       --------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income, net                                               $      360,022  $      751,773
  Net realized gain on investments                                            516,131       2,950,385
  Change in unrealized appreciation                                         1,117,952         277,845
                                                                       --------------  --------------
  Net increase in net assets resulting from operations                      1,994,105       3,980,003
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income, net                                                     (350,157)       (756,610)
  Capital gains                                                                    --      (2,597,856)
                                                                       --------------  --------------
  Total distributions to shareholders                                        (350,157)     (3,354,466)
CAPITAL SHARE TRANSACTIONS, NET                                              (549,227)      2,024,691
                                                                       --------------  --------------
TOTAL INCREASE                                                              1,094,721       2,650,228
NET ASSETS
  Beginning of period                                                      25,838,072      23,187,844
                                                                       --------------  --------------
  End of period                                                        $   26,932,793  $   25,838,072
                                                                       --------------  --------------
                                                                       --------------  --------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period

                                                     (UNAUDITED)
                                                     SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED JUNE    -----------------------------------------------------
AMERICAN NATIONAL GROWTH FUND                         30, 1998       1997       1996       1995       1994       1993
                                                    -------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                  $    5.24    $    4.95  $    4.39  $    3.83  $    4.15  $    4.51
Investment income, net                                     0.03         0.06       0.05       0.08       0.06       0.06
Net realized and unrealized gain on investments
  during the period                                        0.53         1.03       0.73       0.88       0.15       0.31
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                  Total from Investment Operations         0.56         1.09       0.78       0.96       0.21       0.37
Less distributions from
  Investment income, net                                  (0.03)       (0.06)     (0.05)     (0.08)     (0.06)     (0.06)
  Capital gains                                          --            (0.74)     (0.17)     (0.32)     (0.47)     (0.67)
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                               Total distributions        (0.03)       (0.80)     (0.22)     (0.40)     (0.53)     (0.73)
                                                    -------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                        $    5.77    $    5.24  $    4.95  $    4.39  $    3.83  $    4.15
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                      Total return        10.60%**     22.24%     17.64%     25.20%      4.98%      8.17%
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                                    -------------  ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)             $ 194,237    $ 178,344  $ 152,758  $ 134,821  $ 113,250  $ 113,135
Ratio of expenses to average net assets                    0.81%*       0.96%      1.15%      0.98%      0.97%      1.00%
Ratio of net investment income to average net
  assets                                                   0.87%*       1.03%      1.02%      1.67%      1.46%      1.31%
Portfolio turnover rate                                   15.28%       46.79%     18.72%     37.00%     46.26%     59.67%
Average commission rate                                    7.00%        7.00%      7.00%    --         --         --

                                                     (UNAUDITED)
                                                     SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED JUNE    -----------------------------------------------------
AMERICAN NATIONAL INCOME FUND                         30, 1998       1997       1996       1995       1994       1993
                                                    -------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                  $   26.99    $   25.05  $   22.59  $   18.90  $   21.66  $   22.09
Investment income, net                                     0.32         0.63       0.58       0.62       0.62       0.56
Net realized and unrealized gain/(loss) on
  investments during the period                            2.51         4.96       3.10       4.82      (0.75)      1.75
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                  Total from Investment Operations         2.83         5.59       3.68       5.44      (0.13)      2.31
Less distributions from
  Investment income, net                                  (0.31)       (0.64)     (0.58)     (0.63)     (0.61)     (0.60)
  Capital gains                                          --            (3.01)     (0.64)     (1.12)     (2.02)     (2.14)
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                               Total distributions        (0.31)       (3.65)     (1.22)     (1.75)     (2.63)     (2.74)
                                                    -------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                        $   29.51    $   26.99  $   25.05  $   22.59  $   18.90  $   21.66
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                      Total return        10.49%**     22.72%     16.46%     29.12%     (0.61)%     10.63%
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                                    -------------  ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)             $ 220,415    $ 198,687  $ 165,786  $ 141,058  $ 114,231  $ 119,956
Ratio of expenses to average net assets                    0.98%*       1.05%      1.10%      1.12%      1.12%      1.17%
Ratio of net investment income to average net
  assets                                                   2.19%*       2.28%      2.42%      2.89%      2.86%      2.51%
Portfolio turnover rate                                    6.05%       39.14%     27.07%     44.00%     52.46%     70.71%
Average commission rate                                    7.00%        7.00%      7.00%    --         --         --
                                                     (UNAUDITED)
                                                     SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED JUNE    -----------------------------------------------------
TRIFLEX FUND                                          30, 1998       1997       1996       1995       1994       1993
                                                    -------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period                  $   18.32    $   17.90  $   16.85  $   14.32  $   15.35  $   15.81
Investment income, net                                     0.29         0.57       0.49       0.49       0.45       0.41
Net realized and unrealized gain/(loss) on
  investments during the period                            1.14         2.50       1.48       2.67      (0.22)      0.58
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                  Total from Investment Operations         1.43         3.07       1.97       3.16       0.23       0.99
Less distributions from
  Investment income, net                                  (0.25)       (0.59)     (0.49)     (0.49)     (0.45)     (0.41)
  Capital gains                                          --            (2.06)     (0.43)     (0.14)     (0.81)     (1.04)
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                               Total distributions        (0.25)       (2.65)     (0.92)     (0.63)     (1.26)     (1.45)
                                                    -------------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                        $   19.50    $   18.32  $   17.90  $   16.85  $   14.32  $   15.35
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                      Total return         7.84%**     17.46%     11.86%     22.29%      1.49%      6.31%
                                                    -------------  ---------  ---------  ---------  ---------  ---------
                                                    -------------  ---------  ---------  ---------  ---------  ---------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)             $  26,933    $  25,838  $  23,188  $  21,757  $  19,023  $  20,469
Ratio of expenses to average net assets (1)                1.24%*       1.26%      1.21%      1.26%      1.25%      1.32%
Ratio of net investment income to average net
  assets                                                   2.71%*       3.02%      2.83%      2.99%      2.91%      2.49%
Portfolio turnover rate                                   11.76%       27.52%     23.78%     16.39%     46.95%     70.98%
Average commission rate                                    7.00%        7.00%      7.00%    --         --         --

(1) Expenses for these calculations are net of a reimbursement from Securities Management & Research, Inc. Without these reimbursements, the ratio of expenses to average net assets would have been 1.32%, 1.36%, 1.34%, 1.46%, 1.45%, and 1.39% for the six months ended June 30, 1998 and the years ended 1997, 1996, 1995, 1994, and 1993, respectively.
*   Ratios annualized
**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 1998  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL FUNDS GROUP

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Funds Group (the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds are comprised of the American National Growth Fund, Inc., American National Income Fund, Inc. and the Triflex Fund, Inc. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION:
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of specific identification for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each fund is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value plus a sales charge. The Funds repurchase shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at the net asset value.

EXPENSES:
Operating expenses not directly attributable to a Fund's operations are prorated among the Funds based on the relative net assets or shareholders of each Fund.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                      INVESTMENT
                                                                       ADVISORY
                                                                          FEE      SERVICE FEE
Net Assets
Not exceeding $100,000,000                                                0.750%       0.250%
Exceeding $100,000,000 but not exceeding $200,000,000                     0.625%       0.200%
Exceeding $200,000,000 but not exceeding $300,000,000                     0.500%       0.150%
Exceeding $300,000,000                                                    0.400%       0.100%

The investment advisory agreement for the Growth Fund provides for incentive fees that will increase or decrease the basic investment advisory fee, based on the performance of the fund in relation to a specified industry index for the funds with similar objectives over a rolling 36-month period. For the period ended June 30, 1998 the investment advisory fee was decreased by approximately $184,400.

SM&R has agreed to reimburse the Funds for all expenses, other than taxes, interest, and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL FUNDS GROUP

During the period ended June 30, 1998, SM&R, as principal underwriter, received as sales charges on sale of shares of capital stock of the Funds and made reallowances to dealers as follows:

                                                                          SALES CHARGES
                                                      SALES CHARGES       REALLOWED TO
                                                    RECEIVED BY SM&R         DEALERS
Growth                                                  $ 243,746           $   2,831
Income                                                    464,578               6,596
Triflex                                                    30,112                 193

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of June 30, 1998, SM&R and American National had the following ownership in the Funds:

                                                               AMERICAN NATIONAL
                                       SM&R               ----------------------------
                          ------------------------------                PERCENT OF
                                         PERCENT OF                       SHARES
                           SHARES    SHARES OUTSTANDING    SHARES       OUTSTANDING
Growth                      328,552           0.98%       1,163,208          3.46%
Income                       16,289           0.22%          --             --
Triflex                     121,506           8.80%         203,311         14.72%

NOTE 3--COST, PURCHASES, AND SALES OF INVESTMENT SECURITIES
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investment in securities, other than commercial paper and corporate short-term bonds and notes, were as follows:

                         PURCHASES     SALES
Growth                   $37,713,130 $26,574,464
Income                   10,541,908  26,338,180
Triflex                   3,487,469   2,945,366

Gross unrealized appreciation and depreciation as of June 30, 1998, were as follows:

                        APPRECIATION DEPRECIATION
Growth                  6$2,750,225   $6,774,786
Income                  65,953,987    3,775,487
Triflex                  6,038,706      525,537

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL FUNDS GROUP

NOTE 4--CAPITAL STOCK

AMERICAN NATIONAL GROWTH FUND

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED           YEAR ENDED
                                                               JUNE 30, 1998         DECEMBER 31, 1997
                                                           ----------------------  ----------------------
                                                            SHARES      AMOUNT      SHARES      AMOUNT
                                                           ---------  -----------  ---------  -----------
Sale of capital shares                                     1,638,909  $ 9,216,055  2,618,034  $14,523,030
Investment income dividends reinvested                       144,112      817,081    319,910    1,712,682
Distributions made from net realized gains reinvested         --          --       4,145,887   21,351,396
                                                           ---------  -----------  ---------  -----------
Subtotals                                                  1,783,021   10,033,136  7,083,831   37,587,108
Redemptions of capital shares                              (2,179,226) (12,195,201) (3,923,677) (21,867,903)
                                                           ---------  -----------  ---------  -----------
Net increase (decrease) in capital shares outstanding       (396,205) $(2,162,065) 3,160,154  $15,719,205
                                                                      -----------             -----------
                                                                      -----------             -----------
Shares outstanding at beginning of period                  34,031,575              30,871,421
                                                           ---------               ---------
Shares outstanding at end of period                        33,635,370              34,031,575
                                                           ---------               ---------
                                                           ---------               ---------
The components of net assets at June 30, 1998, are as
  follows:
Capital Stock--33,635,370 shares of $1.00 par value
  outstanding (75,000,000 authorized) (par and additional
  paid-in capital)                                                    $127,492,415
Undistributed net investment income                                           934
Accumulated net realized gain on investments                           10,768,270
Net unrealized appreciation of investments                             55,975,439
                                                                      -----------
Net assets                                                            $194,237,058
                                                                      -----------
                                                                      -----------

AMERICAN NATIONAL INCOME FUND

                                                                  (UNAUDITED)
                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                 JUNE 30, 1998         DECEMBER 31, 1997
                                                             ----------------------  ----------------------
                                                              SHARES      AMOUNT      SHARES      AMOUNT
                                                             ---------  -----------  ---------  -----------
Sale of capital shares                                         572,638  $16,614,859    767,255  $20,997,880
Investment income dividends reinvested                          74,915    2,205,700    149,320    4,073,432
Distributions made from net realized gains reinvested           --          --         729,218   19,360,438
                                                             ---------  -----------  ---------  -----------
Subtotals                                                      647,553   18,820,559  1,645,793   44,431,750
Redemptions of capital shares                                 (537,948) (15,550,463)  (903,658) (24,969,275)
                                                             ---------  -----------  ---------  -----------
Net increase in capital shares outstanding                     109,605  $ 3,270,096    742,135  $19,462,475
                                                                        -----------             -----------
                                                                        -----------             -----------
Shares outstanding at beginning of period                    7,360,452               6,618,317
                                                             ---------               ---------
Shares outstanding at end of period                          7,470,057               7,360,452
                                                             ---------               ---------
                                                             ---------               ---------
The components of net assets at June 30, 1998, are as
  follows:
Capital Stock--7,470,057 shares of $1.00 par value
  outstanding (50,000,000 authorized) (par and additional
  paid-in capital)                                                      $149,270,416
Undistributed net investment income                                          79,431
Accumulated net realized gain on investments                              8,887,115
Net unrealized appreciation of investments                               62,178,500
                                                                        -----------
Net assets                                                              $220,415,462
                                                                        -----------
                                                                        -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL FUNDS GROUP

TRIFLEX FUND

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED          YEAR ENDED
                                                                   JUNE 30, 1998        DECEMBER 31, 1997
                                                               ---------------------  ---------------------
                                                                SHARES      AMOUNT     SHARES      AMOUNT
                                                               ---------  ----------  ---------  ----------
Sale of capital shares                                            86,835  $1,640,711     96,421  $1,864,777
Investment income dividends reinvested                            18,231     351,753     38,357     728,301
Distributions made from net realized gains reinvested             --          --        139,275   2,529,231
                                                               ---------  ----------  ---------  ----------
Subtotals                                                        105,066   1,992,464    274,053   5,122,309
Redemptions of capital shares                                   (133,907) (2,541,691)  (159,550) (3,097,618)
                                                               ---------  ----------  ---------  ----------
Net increase (decrease) in capital shares outstanding            (28,841) $ (549,227)   114,503  $2,024,691
                                                                          ----------             ----------
                                                                          ----------             ----------
Shares outstanding at beginning of period                      1,410,260              1,295,757
                                                               ---------              ---------
Shares outstanding at end of period                            1,381,419              1,410,260
                                                               ---------              ---------
                                                               ---------              ---------
The components of net assets at June 30, 1998, are as
  follows:
Capital Stock--1,381,419 shares of $1.00 par value
  outstanding (50,000,000 authorized) (par and additional
  paid-in capital)                                                        $20,473,075
Undistributed net investment income                                            9,793
Accumulated net realized gain on investments                                 936,756
Net unrealized appreciation of investments                                 5,513,169
                                                                          ----------
Net assets                                                                $26,932,793
                                                                          ----------
                                                                          ----------

AMERICAN NATIONAL FUNDS GROUP            One Moody Plaza, Galveston, Texas 77550
--------------------------------------------------------------------------------

                                   DIRECTORS
                               Ralph S. Clifford
                                Paul D. Cummings
                                 Jack T. Currie
                              Michael W. McCroskey
                                 Ira W. Painton
                               Donald P. Stevens
                                Steven H. Stubbs

                                    OFFICERS
                        Michael W. McCroskey, President

                      Gordon D. Dixon, Vice President and
                               Portfolio Manager

                     William R. Berger, Vice President and
                               Portfolio Manager

                Brenda T. Koelemay, Vice President and Treasurer

                        Emerson V. Unger, Vice President

                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                                 8 Penn Center
                        Philadelphia, Pennsylvania 19103